HST Taxes Payable - Estimated HST Payable and Related Interest and Penalties Payable (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
HST payables	$ 30,131	$ 34,251	$ 23,707
Penalties and interest payable	3,468	3,618	1,686
Total HST payable	$ 33,599	$ 37,869	$ 25,393